Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of principal subsidiaries and VIEs

The Company’s principal subsidiaries and VIE as of December 31, 2023 are as follows:

Principal Subsidiaries:	Date of Incorporation	Place of Incorporation	Percentage of Direct/Indirect Economic Interest	Principal Activities
Agora Lab, Inc.	January 13, 2014	California, United States	100%	Provision of services
API Investment Limited (formerly known as Agora IO, Inc)	December 2, 2014	Cayman Islands	100%	Investment holding
ShengWang HongKong Limited (formerly known as Agora IO Hongkong Limited)	December 12, 2014	Hong Kong	100%	Investment holding
Shanghai Dayin Network Technology Co., Ltd. (“Dayin”)	April 30, 2015	PRC	100%	Provision of services
Shanghai Shengwang Technology Co., Ltd. (“Shengwang”, formerly known as Shanghai Jiyin Network Technology Co., Ltd.)	May 26, 2020	PRC	100%	Provision of services
Agora IO Singapore PTE. Ltd.	November 4, 2020	Singapore	100%	Provision of services
Agora Labs India Private Limited	December 29, 2021	India	100%	Provision of services
Shanghai Shengshi Chuangtuo Construction and Development Co., Ltd. (“Shengshi”) (i)	July 29, 2022	PRC	100%	Construction
AGORA.IO INC.	April 12, 2023	Delaware, United States	100%	Investment holding
VIE:
Shanghai Zhaoyan Network Technology Co., Ltd. (“Zhaoyan”)	March 28, 2014	PRC	100%	Provision of services

Schedule of financial information of VIEs

The following financial information sets forth the assets, liabilities, results of operations and changes in cash flows of the consolidated VIEs and the VIEs’ subsidiaries as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023, which was included in the accompanying consolidated financial statements of the Group:

	As of December 31,
	2022	2023
	(in US$ thousands)
Assets
Current assets:
Cash and cash equivalents	$2,135	$8,359
Short-term financial products issued by banks	10,359	—
Accounts receivable, net	21,739	23,349
Amounts due from related parties	2,338	12,320
Prepayments and other current assets	424	2,257
Held-for-sale assets (1)	82	—
Total current assets	37,077	46,285
Non-current assets:
Property and equipment, net	4,025	1,787
Long-term investments	8,500	7,059
Operating lease right-of-use assets	442	268
Intangible assets	151	82
Other non-current assets	2,048	1,994
Total non-current assets	15,166	11,190
Total assets	$52,243	$57,475
Liabilities
Current liabilities:
Accounts payable	8,129	10,059
Amounts due to related parties	54,210	64,683
Advances from customers	2,348	1,710
Taxes payable	336	—
Current operating lease liabilities	294	342
Accrued expenses and other current liabilities	11,299	3,501
Total current liabilities	76,616	80,295
Non-current liabilities:
Long term payable	19	—
Long-term operating lease liabilities	134	90
Deferred tax liabilities	32	20
Total non-current liabilities	185	110
Total liabilities	$76,801	$80,405

(1)
Held-for-sale assets was related to the Zhonghuan Chuanyin, which was disposed subsequently in connection with the Group’s selling its customer engagement cloud business of Easemob to a third party (Note 17).

	Year Ended December 31,
	2021	2022	2023
		(in US$ thousands)
Third-party revenues	114,617	85,686	80,267
Net loss	(5,660)	(32,039)	(2,184)

	Year Ended December 31,
	2021	2022	2023
		(in US$ thousands)
Net cash and cash equivalents generated from (used in) operating activities	15,740	12,478	(3,865)
Net cash and cash equivalents (used in) provided by investing activities	(15,316)	(13,057)	10,089
Cash balance recorded in held-for-sale assets	—	(72)	—